UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23504
AIM ETF PRODUCTS TRUST
On behalf of the following series:
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: AZAA)	AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: AZBA)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: AZAL)	AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: AZBL)
AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: AZAO)	AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker: AZBO)
(Exact name of registrant as specified in charter)
5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of principal executive offices) (Zip Code)
Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297
(Name and address of agent for service)
Registrant's telephone number, including area code: (763) 765-7453
Date of fiscal year end: September 30
Date of reporting period: September 30, 2020
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

ALLIANZ INVESTMENT MANAGEMENT LLC

AIM ETF Products Trust

ANNUAL REPORT

September 30, 2020

Buffered Outcome Exchange-Traded Funds

STRATEGY A: 10% Buffer on S&P 500® exposure
AllianzIM U.S. Large Cap Buffer10 Apr ETF | AZAA | NYSE Arca AllianzIM U.S. Large Cap Buffer10 Jul ETF | AZAL | NYSE Arca AllianzIM U.S. Large Cap Buffer10 Oct ETF | AZAO | NYSE Arca

STRATEGY B: 20% Buffer on S&P 500® exposure
AllianzIM U.S. Large Cap Buffer20 Apr ETF | AZBA | NYSE Arca AllianzIM U.S. Large Cap Buffer20 Jul ETF | AZBL | NYSE Arca AllianzIM U.S. Large Cap Buffer20 Oct ETF | AZBO | NYSE Arca

Want to know more? AllianzIM.com | 1-877-429-3837

Electronic Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request them from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary to let the financial intermediary know of your request. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

AIM ETF PRODUCTS TRUST
Letter from the President
Dear AllianzIM Shareholders,
Thank you for being an investor in the AllianzIM Buffered Outcome Exchange Traded Funds (ETFs). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (AllianzIM) maintains a long track record of developing and executing risk management strategies, and we are pleased to bring these new risk management solutions to market during these unprecedented times where risk aversion is front and center for many investors. The AllianzIM Buffered Outcome ETFs (the “Funds”) are designed to offer a new approach to risk management by allowing investors to participate in the growth potential of equity markets up to a stated Cap with an explicit downside Buffer. This inaugural Annual Report covers the inception of the platform from May 28 to September 30, 2020. The market commentary addresses 2020 from January 1 to September 30.
The S&P 500® Index managed to end in positive territory with a 4.09% return in 2020 as of September 30, despite difficult economic conditions earlier this year as the S&P 500® Index was down over 30% in late March. Unprecedented support both on the monetary and fiscal side have been supportive for markets and reinvigorating an economy that entered into a recession in February 2020. The low rate environment created by the U.S. Federal Reserve (the “Fed”) has been supportive of risk assets and other areas of the economy such as the housing market as many homeowners have been able to take advantage of low interest rates. Additionally, the Fed’s expansive quantitative easing program has not let up as they continue to purchase assets at a clip of $80 billion per month. However, Fed Chairman Jerome Powell has continued to reiterate downside risks that pose a threat to the recovery of the U.S. economy. The Fed is particularly worried about sectors in the economy that have been slow to rebound in recent months. Without additional support, business bankruptcies could begin to weigh on future economic growth. On several occasions, Chairman Powell has pled to Congress for the need of additional fiscal stimulus measures as the economic recovery has a way to go. Even within the minutes of the September Fed meeting, Fed officials agreed, “the pace of the economic recovery would likely be slower” without further policy support.
Market volatility has remained elevated throughout most of 2020 and after spiking above 80 earlier this year, with the Cboe® Volatility Index (VIX) settling down in the mid-twenties by late September, still above the long-term average. Much of the increased volatility is driven by uncertainties around various topics like the path of the virus, the U.S. election, and the probability of additional fiscal stimulus which has caused investors to de-risk. Looking ahead, the market is expecting elevated volatility beyond the election as VIX futures for November, which represent 30-day forward expected volatility, are priced higher than the following month contracts. Time will tell if expected volatility turns into realized market volatility, but for now the market is bracing for the period leading up to and beyond the election.
Despite being near the top end of their recent trading range, Treasury yields continue to be anchored by Fed purchases and investors posturing for economic uncertainty in the coming months. Regarding front end rates, the Fed has signaled that policy rates will likely remain near the zero-bound until 2023. However, the Fed has also indicated they are moving towards average inflation targeting, meaning they could allow inflation to run significantly above the 2% target to achieve inflation averages of 2% over time. Beyond the uncertainties on the horizon that have kept rates from rising, we see a plausible path for rising interest rates as the macro backdrop continues to improve and the hunt for an effective COVID-19 vaccine continues.
In conclusion, the economic recovery remains underway and we can see the light through the trees, but we are not out of the woods yet. The economy, while improving, has begun to slow in the pace of recovery and increased volatility to capital markets may occur given uncertainty up to and through the election, progress on a vaccine and time required before it is widely available, and geopolitical risks in the pandemic aftermath.
Our motto at AllianzIM is “keep calm and buffer on.” For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS for additional information. In addition, please visit our website at www.AllianzIM.com to learn more about the Funds.

Sincerely,
Brian Muench
President
AIM ETF Products Trust
Allianz Investment Management LLC is a registered investment adviser and a wholly-owned subsidiary of Allianz Life Insurance Company of North America.
The views expressed above reflect the views of Allianz Investment Management LLC as of 10/2020. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
September 30, 2020
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 85.9%
Options on Equity Indices - 85.9%
S&P 500 Index	March 2021	$1,978.83	20	$3,957,660	$2,730,106
S&P 500 Mini Index	March 2021	197.91	6	118,746	81,888
Total Options Purchased - Calls				4,076,406	2,811,994
(Cost $2,236,845)
OPTION PURCHASED - PUTS(b) - 25.2%
Options on Equity Indices - 25.2%
S&P 500 Index	March 2021	3,044.34	10	3,044,340	150,285
S&P 500 Index	March 2021	3,957.66	10	3,957,660	650,826
S&P 500 Mini Index	March 2021	304.46	3	91,338	4,511
S&P 500 Mini Index	March 2021	395.82	3	118,746	19,539
Total Options Purchased - Puts				7,212,084	825,161
(Cost $1,266,876)
Total Investments – 111.1%				11,288,490	3,637,155
(Cost $3,503,721)
Other assets less liabilities – (11.1)%					(362,668)
Net Assets – 100.0%					$3,274,487

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	10	$3,367.01	March 2021	$97,775	$3,367,010	$(218,942)
S&P 500 Index	10	3,957.66	March 2021	4,255	3,957,660	(24,587)
S&P 500 Mini Index	3	336.70	March 2021	2,977	101,010	(6,568)
S&P 500 Mini Index	3	395.82	March 2021	138	118,746	(736)
				$105,145	$7,544,426	$(250,833)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	20	$1,978.83	March 2021	$102,229	$3,957,660	$(35,281)
S&P 500 Index	10	2,739.88	March 2021	186,301	2,739,880	(85,523)
S&P 500 Mini Index	6	197.91	March 2021	3,132	118,746	(1,059)
S&P 500 Mini Index	3	273.99	March 2021	5,663	82,197	(2,566)
				$297,325	$6,898,483	$(124,429)
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
September 30, 2020
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 87.3%
Options on Equity Indices - 87.3%
S&P 500 Index	March 2021	$1,978.80	20	$3,957,600	$2,730,164
S&P 500 Mini Index	March 2021	197.88	12	237,456	163,810
Total Options Purchased - Calls				4,195,056	2,893,974
(Cost $2,332,365)
OPTION PURCHASED - PUTS(b) - 25.6%
Options on Equity Indices - 25.6%
S&P 500 Index	March 2021	3,044.28	10	3,044,280	150,269
S&P 500 Index	March 2021	3,957.60	10	3,957,600	650,773
S&P 500 Mini Index	March 2021	304.40	6	182,640	9,011
S&P 500 Mini Index	March 2021	395.76	6	237,456	39,046
Total Options Purchased - Puts				7,421,976	849,099
(Cost $1,278,894)
Total Investments – 112.9%				11,617,032	3,743,073
(Cost $3,611,259)
Other assets less liabilities – (12.9)%					(428,552)
Net Assets – 100.0%					$3,314,521

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	10	$3,209.01	March 2021	$174,770	$3,209,010	$(317,744)
S&P 500 Index	10	3,957.60	March 2021	4,684	3,957,600	(24,593)
S&P 500 Mini Index	6	320.90	March 2021	10,917	192,540	(19,065)
S&P 500 Mini Index	6	395.76	March 2021	345	237,456	(1,476)
				$190,716	$7,596,606	$(362,878)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	20	$1,978.80	March 2021	$99,309	$3,957,600	$(35,279)
S&P 500 Index	10	2,435.45	March 2021	114,003	2,435,450	(46,064)
S&P 500 Mini Index	12	197.88	March 2021	5,213	237,456	(2,117)
S&P 500 Mini Index	6	243.54	March 2021	6,211	146,124	(2,763)
				$224,736	$6,776,630	$(86,223)
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
September 30, 2020
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 81.3%
Options on Equity Indices - 81.3%
S&P 500 Index	June 2021	$2,015.07	18	$3,627,126	$2,395,944
S&P 500 Mini Index	June 2021	201.53	20	403,060	266,173
Total Options Purchased - Calls				4,030,186	2,662,117
(Cost $2,243,038)
OPTION PURCHASED - PUTS(b) - 29.1%
Options on Equity Indices - 29.1%
S&P 500 Index	June 2021	3,100.09	9	2,790,081	189,068
S&P 500 Index	June 2021	4,030.14	9	3,627,126	666,536
S&P 500 Mini Index	June 2021	310.04	10	310,040	21,017
S&P 500 Mini Index	June 2021	403.07	10	403,070	74,110
Total Options Purchased - Puts				7,130,317	950,731
(Cost $1,260,112)
Total Investments – 110.4%				11,160,503	3,612,848
(Cost $3,503,150)
Other assets less liabilities – (10.4)%					(341,552)
Net Assets – 100.0%					$3,271,296

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	9	$3,599.17	June 2021	$54,852	$3,239,253	$(124,469)
S&P 500 Index	9	4,030.14	June 2021	8,621	3,627,126	(29,622)
S&P 500 Mini Index	10	359.92	June 2021	8,573	359,920	(13,829)
S&P 500 Mini Index	10	403.07	June 2021	1,154	403,070	(3,286)
				$73,200	$7,629,369	$(171,206)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	18	$2,015.07	June 2021	$102,487	$3,627,126	$(56,983)
S&P 500 Index	9	2,790.09	June 2021	188,505	2,511,081	(117,757)
S&P 500 Mini Index	20	201.53	June 2021	9,163	403,060	(6,334)
S&P 500 Mini Index	10	279.04	June 2021	17,265	279,040	(13,091)
				$317,420	$6,820,307	$(194,165)
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
September 30, 2020
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 83.6%
Options on Equity Indices - 83.6%
S&P 500 Index	June 2021	$2,015.04	22	$4,433,088	$2,928,436
S&P 500 Mini Index	June 2021	201.50	22	443,300	292,852
Total Options Purchased - Calls				4,876,388	3,221,288
(Cost $2,727,327)
OPTION PURCHASED - PUTS(b) - 29.9%
Options on Equity Indices - 29.9%
S&P 500 Index	June 2021	3,100.03	11	3,410,033	231,065
S&P 500 Index	June 2021	4,030.08	11	4,433,088	814,597
S&P 500 Mini Index	June 2021	309.97	11	340,967	23,096
S&P 500 Mini Index	June 2021	403.01	11	443,311	81,462
Total Options Purchased - Puts				8,627,399	1,150,220
(Cost $1,513,014)
Total Investments – 113.5%				13,503,787	4,371,508
(Cost $4,240,341)
Other assets less liabilities – (13.5)%					(519,543)
Net Assets – 100.0%					$3,851,965

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	11	$3,372.87	June 2021	$160,398	$3,710,157	$(278,298)
S&P 500 Index	11	4,030.08	June 2021	10,858	4,433,088	(36,212)
S&P 500 Mini Index	11	337.29	June 2021	17,223	371,019	(27,828)
S&P 500 Mini Index	11	403.01	June 2021	1,296	443,311	(3,621)
				$189,775	$8,957,575	$(345,959)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	22	$2,015.04	June 2021	$121,789	$4,433,088	$(69,642)
S&P 500 Index	11	2,480.05	June 2021	142,227	2,728,055	(84,501)
S&P 500 Mini Index	22	201.50	June 2021	11,541	443,300	(6,964)
S&P 500 Mini Index	11	248.00	June 2021	13,423	272,800	(8,449)
				$288,980	$7,877,243	$(169,556)
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
September 30, 2020
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 71.1%
Options on Equity Indices - 71.1%
S&P 500 Index	September 2021	$2,185.78	146	$31,912,388	$17,546,134
S&P 500 Mini Index	September 2021	218.61	18	393,498	227,358
Total Options Purchased - Calls				32,305,886	17,773,492
(Cost $17,773,956)
OPTION PURCHASED - PUTS(b) - 40.9%
Options on Equity Indices - 40.9%
S&P 500 Index	September 2021	3,362.72	73	24,547,856	2,443,894
S&P 500 Index	September 2021	4,371.56	73	31,912,388	7,653,758
S&P 500 Mini Index	September 2021	336.30	9	302,670	28,476
S&P 500 Mini Index	September 2021	437.22	9	393,498	89,199
Total Options Purchased - Puts				57,156,412	10,215,327
(Cost $10,215,791)
Total Investments – 112.0%				89,462,298	27,988,819
(Cost $27,989,747)
Other assets less liabilities – (12.0)%					(2,990,907)
Net Assets – 100.0%					$24,997,912

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	73	$3,910.81	September 2021	$519,253	$28,548,913	$(519,468)
S&P 500 Index	73	4,371.56	September 2021	136,733	31,912,388	(136,948)
S&P 500 Mini Index	9	391.08	September 2021	8,272	351,972	(8,289)
S&P 500 Mini Index	9	437.22	September 2021	2,152	393,498	(2,169)
				$666,410	$61,206,771	$(666,874)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	146	$2,185.78	September 2021	$801,839	$31,912,388	$(802,270)
S&P 500 Index	73	3,026.45	September 2021	1,591,039	22,093,085	(1,591,254)
S&P 500 Mini Index	18	218.61	September 2021	9,291	393,498	(9,324)
S&P 500 Mini Index	9	302.68	September 2021	18,559	272,412	(18,576)
				$2,420,728	$54,671,383	$(2,421,424)
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
September 30, 2020
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 71.1%
Options on Equity Indices - 71.1%
S&P 500 Index	September 2021	$2,185.75	146	$31,911,950	$17,546,718
S&P 500 Mini Index	September 2021	218.57	18	393,426	227,412
Total Options Purchased - Calls				32,305,376	17,774,130
(Cost $17,774,594)
OPTION PURCHASED - PUTS(b) - 40.9%
Options on Equity Indices - 40.9%
S&P 500 Index	September 2021	3,362.66	73	24,547,418	2,443,675
S&P 500 Index	September 2021	4,371.50	73	31,911,950	7,653,320
S&P 500 Mini Index	September 2021	336.24	9	302,616	28,449
S&P 500 Mini Index	September 2021	437.15	9	393,435	89,136
Total Options Purchased - Puts				57,155,419	10,214,580
(Cost $10,215,044)
Total Investments – 112.0%				89,460,795	27,988,710
(Cost $27,989,638)
Other assets less liabilities – (12.0)%					(2,990,798)
Net Assets – 100.0%					$24,997,912

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	73	$3,651.88	September 2021	$1,121,868	$26,658,724	$(1,122,083)
S&P 500 Index	73	4,371.50	September 2021	136,733	31,911,950	(136,948)
S&P 500 Mini Index	9	365.19	September 2021	16,894	328,671	(16,911)
S&P 500 Mini Index	9	437.15	September 2021	2,161	393,435	(2,178)
				$1,277,656	$59,292,780	$(1,278,120)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	146	$2,185.75	September 2021	$801,839	$31,911,950	$(802,270)
S&P 500 Index	73	2,690.15	September 2021	985,723	19,638,095	(985,938)
S&P 500 Mini Index	18	218.57	September 2021	9,291	393,426	(9,324)
S&P 500 Mini Index	9	269.02	September 2021	11,449	242,118	(11,466)
				$1,808,302	$52,185,589	$(1,808,998)
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
September 30, 2020
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
ASSETS
Investments, at value	$3,637,155	$3,743,073	$3,612,848	$4,371,508	$27,988,819	$27,988,710
Receivable for investments sold	—	—	—	—	3,087,138	3,085,958
Receivable for Fund shares sold	—	—	—	—	25,000,000	25,000,000
Cash	20,508	28,546	29,644	2,771	—	—
Deposit with broker for options written	32	32	—	—	—	—
TOTAL ASSETS	3,657,695	3,771,651	3,642,492	4,374,279	56,075,957	56,074,668

LIABILITIES
Payables:
Investments purchased	—	—	—	—	27,989,747	27,989,638
Options contracts written, at value	375,262	449,101	365,371	515,515	3,088,298	3,087,118
Management fees	7,946	8,029	5,825	6,799	—	—
TOTAL LIABILITIES	383,208	457,130	371,196	522,314	31,078,045	31,076,756
NET ASSETS	$3,274,487	$3,314,521	$3,271,296	$3,851,965	$24,997,912	$24,997,912

COMPONENTS OF NET ASSETS
Paid-in capital	$3,121,768	$3,224,362	$3,142,183	$3,764,362	$25,000,000	$25,000,000
Total distributable earnings (accumulated loss)	152,719	90,159	129,113	87,603	(2,088)	(2,088)
NET ASSETS	$3,274,487	$3,314,521	$3,271,296	$3,851,965	$24,997,912	$24,997,912

NET ASSET VALUE PER SHARE
Net Asset Value	$26.20	$25.69	$26.17	$25.68	$25.00	$25.00
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	125,000	129,000	125,000	150,000	1,000,000	1,000,000

COST OF INVESTMENTS
Investments, at cost	$3,503,721	$3,611,259	$3,503,150	$4,240,341	$27,989,747	$27,989,638
Premiums received	$402,470	$415,452	$390,620	$478,755	$3,087,138	$3,085,958
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Operations
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended September 30, 2020*	For the Period Ended September 30, 2020*	For the Period Ended September 30, 2020**	For the Period Ended September 30, 2020**	For the Period Ended September 30, 2020***	For the Period Ended September 30, 2020***
INVESTMENT INCOME:
Interest income	$23	$23	$—	$—	$—	$—
Total Investment Income	23	23	—	—	—	—

EXPENSES:
Management fees	7,946	8,029	5,825	6,799	—	—
Interest expense	—	—	9	5	—	—
Net Expenses	7,946	8,029	5,834	6,804	—	—
NET INVESTMENT INCOME (LOSS)	(7,923)	(8,006)	(5,834)	(6,804)	—	—

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	133,434	131,814	109,698	131,167	(928)	(928)
Options contracts written	27,208	(33,649)	25,249	(36,760)	(1,160)	(1,160)
Net change in unrealized appreciation (depreciation)	160,642	98,165	134,947	94,407	(2,088)	(2,088)
NET UNREALIZED GAIN (LOSS)	160,642	98,165	134,947	94,407	(2,088)	(2,088)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,719	$90,159	$129,113	$87,603	(2,088)	(2,088)
*	The Fund commenced operations on May 28, 2020.
**	The Fund commenced operations on June 30, 2020.
***	The Fund commenced operations on September 30, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended September 30, 2020*	For the Period Ended September 30, 2020*	For the Period Ended September 30, 2020**	For the Period Ended September 30, 2020**	For the Period Ended September 30, 2020***	For the Period Ended September 30, 2020***
OPERATIONS:
Net investment income (loss)	$(7,923)	$(8,006)	$(5,834)	$(6,804)	$—	$—
Net change in unrealized appreciation (depreciation)	160,642	98,165	134,947	94,407	(2,088)	(2,088)
Net increase (decrease) in net assets resulting from operations	152,719	90,159	129,113	87,603	(2,088)	(2,088)

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	3,121,768	3,124,362	3,142,183	3,764,362	25,000,000	25,000,000
Net increase (decrease) in net assets from capital transactions	3,121,768	3,124,362	3,142,183	3,764,362	25,000,000	25,000,000
Total increase (decrease) in net assets	3,274,487	3,214,521	3,271,296	3,851,965	24,997,912	24,997,912

NET ASSETS
Beginning of Period	—	100,000(a)	—	—	—	—
End of Period	$3,274,487	$3,314,521	$3,271,296	$3,851,965	$24,997,912	$24,997,912

CHANGES IN SHARES OUTSTANDING
Shares issued	125,000	125,000	125,000	150,000	1,000,000	1,000,000
Net increase (decrease) in Shares outstanding	125,000	125,000	125,000	150,000	1,000,000	1,000,000
Shares outstanding, Beginning of Period	—	4,000(a)	—	—	—	—
Shares outstanding, End of Period	125,000	129,000	125,000	150,000	1,000,000	1,000,000
*	The Fund commenced operations on May 28, 2020.
**	The Fund commenced operations on June 30, 2020.
***	The Fund commenced operations on September 30, 2020.
(a)
Beginning capital of $100,000 was contributed from Allianz Life Insurance Company North America, the parent company of the investment adviser to the Funds, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended September 30, 2020*	For the Period Ended September 30, 2020*	For the Period Ended September 30, 2020**	For the Period Ended September 30, 2020**	For the Period Ended September 30, 2020***	For the Period Ended September 30, 2020***
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.07)	(0.06)	(0.05)	(0.05)	—	—
Net realized and unrealized gain (loss)	1.27	0.75	1.22	0.73	—	—
Total income (loss) from operations	1.20	0.69	1.17	0.68	—	—

NET ASSET VALUE, End of Period	$26.20	$25.69	$26.17	$25.68	$25.00	$25.00
MARKET VALUE, End of Period	$26.27	$25.75	$26.27	$25.76	$—	$—

NET ASSET VALUE, Total Return(b)	4.78%	2.78%	4.68%	2.72%	—	—
MARKET PRICE, Total Return(c)	5.07%	3.02%	5.08%	3.06%	—	—

Net assets, End of Period ($ thousands)	$3,274	$3,315	$3,271	$3,852	$24,998	$24,998

Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	—	—
Net Investment Income	(0.74)%†	(0.74)%†	(0.74)%†	(0.74)%†	—	—
Portfolio turnover(d)	—	—	—	—	—	—
*	The Fund commenced operations on May 28, 2020.
**	The Fund commenced operations on June 30, 2020.
***	The Fund commenced operations on September 30, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of six separate series: AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF (each, a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer10 Oct ETF seek to match, at the end of the current Outcome Period (defined below), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF seek to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Apr ETF and the AllianzIM U.S. Large Cap Buffer20 Apr ETF (together, the “April Series”) is from June 1, 2020 to March 31, 2021 (following this initial Outcome Period, each subsequent Outcome Period for the April Series will be a one-year period from April 1 to March 31). The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Jul ETF and the AllianzIM U.S. Large Cap Buffer20 Jul ETF (together, the “July Series”) is from July 1, 2020 to June 30, 2021. The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Oct ETF and the AllianzIM U.S. Large Cap Buffer20 Oct ETF (together, the “October Series”) is from October 1, 2020 to September 30, 2021.
Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees (the “Board”) or its delegate, the Adviser’s Fund Valuation Committee.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.
a. Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
b. Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and written by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Funds’ net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of September 30, 2020:
AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$2,811,994	$ —	$2,811,994
Options Purchased - Puts	—	825,161	—	825,161
Total Assets	$—	$3,637,155	$—	$3,637,155
Liabilities
Call Options Written	$—	$(250,833)	$—	$(250,833)
Put Options Written	—	(124,429)	—	(124,429)
Total Liabilities	$—	$(375,262)	$—	$(375,262)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$2,893,974	$ —	$2,893,974
Options Purchased - Puts	—	849,099	—	849,099
Total Assets	$—	$3,743,073	$—	$3,743,073
Liabilities
Call Options Written	$—	$(362,878)	$—	$(362,878)
Put Options Written	—	(86,223)	—	(86,223)
Total Liabilities	$—	$(449,101)	$—	$(449,101)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$2,662,117	$ —	$2,662,117
Options Purchased - Puts	—	950,731	—	950,731
Total Assets	$—	$3,612,848	$—	$3,612,848
Liabilities
Call Options Written	$—	$(171,206)	$—	$(171,206)
Put Options Written	—	(194,165)	—	(194,165)
Total Liabilities	$—	$(365,371)	$—	$(365,371)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$3,221,288	$ —	$3,221,288
Options Purchased - Puts	—	1,150,220	—	1,150,220
Total Assets	$—	$4,371,508	$—	$4,371,508
Liabilities
Call Options Written	$—	$(345,959)	$—	$(345,959)
Put Options Written	—	(169,556)	—	(169,556)
Total Liabilities	$—	$(515,515)	$—	$(515,515)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$17,773,492	$ —	$ —	$17,773,492
Options Purchased - Puts	10,215,327	—	—	10,215,327
Total Assets	$27,988,819	$—	$—	$27,988,819
Liabilities
Call Options Written	$(666,874)	$—	$—	$(666,874)
Put Options Written	(2,421,424)	—	—	(2,421,424)
Total Liabilities	$(3,088,298)	$—	$—	$(3,088,298)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$17,774,130	$ —	$ —	$17,774,130
Options Purchased - Puts	10,214,580	—	—	10,214,580
Total Assets	$27,988,710	$—	$—	$27,988,710
Liabilities
Call Options Written	$(1,278,120)	$—	$—	$(1,278,120)
Put Options Written	(1,808,998)	—	—	(1,808,998)
Total Liabilities	$(3,087,118)	$—	$—	$(3,087,118)
c. Derivatives
Flexible Exchange Options - Each Fund intends to invest substantially all of its assets in Flexible Exchange Options (“FLEX Options”) on an underlying index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
Options on Indices - The FLEX Options in which each Fund invests are both purchased and written put and call options on a S&P 500 index. The Funds may also invest in other types of index options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.
d. Summary of Derivatives Information
The following tables presents the value of derivatives held as of September 30, 2020, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$3,637,155	$—

Gross Liabilities:
Equity contracts	$—	$(375,262)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$3,743,073	$—

Gross Liabilities:
Equity contracts	$—	$(449,101)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$3,612,848	$—

Gross Liabilities:
Equity contracts	$—	$(365,371)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$4,371,508	$—

Gross Liabilities:
Equity contracts	$—	$(515,515)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$27,988,819	$—

Gross Liabilities:
Equity contracts	$—	$(3,088,298)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$27,988,710	$—

Gross Liabilities:
Equity contracts	$—	$(3,087,118)
The following tables present the effect of derivatives in the Statements of Operations for the period ended September 30, 2020, by primary underlying risk exposure:
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$133,434	$27,208
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$131,814	$(33,649)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$109,698	$25,249

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$131,167	$(36,760)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$(928)	$(1,160)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$(928)	$(1,160)
Derivatives Volume
The tables below disclose the volume of the Funds’ options contracts during the period ended September 30, 2020:
	AllianzIM U.S. Large Cap Buffer10 Apr ETF(1)	AllianzIM U.S. Large Cap Buffer20 Apr ETF(1)	AllianzIM U.S. Large Cap Buffer10 Jul ETF(2)	AllianzIM U.S. Large Cap Buffer20 Jul ETF(2)
Purchased Options:
Average Notional Amount	$5,200	$6,400	$6,600	$7,500

Options Written:
Average Notional Amount	$6,500	$8,000	$8,250	$9,375
	AllianzIM U.S. Large Cap Buffer10 Oct ETF(3)	AllianzIM U.S. Large Cap Buffer20 Oct ETF(3)
Purchased Options:
Average Notional Amount	$32,800	$32,800

Options Written:
Average Notional Amount	$41,000	$41,000
(1)	Positions were opened for the period May 28, 2020 (commencement of operations) through September 30, 2020.
(2)	Positions were opened for the period June 30, 2020 (commencement of operations) through September 30, 2020.
(3)	Positions were opened for the period September 30, 2020 (commencement of operations) through September 30, 2020.
e. Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
f. Cash Equivalents and Temporary Investments
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.
g. Dividend Distributions
The Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Funds may distribute such dividend income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions from inception date through the period ended September 30, 2020 and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
Allianz Investment Management LLC (the “Adviser”), located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ management fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.
The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund.
Organizational and Offering Costs
The Adviser has agreed to bear all organizational and offering expenses for the Funds.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.(“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended September 30, 2020.
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem Shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof, in exchange for a basket of cash and/or instruments that each Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable by the Funds.
Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of the date of this financial statement, Allianz Life Insurance Company North America, the parent company of the Adviser, owned more than 25% of the outstanding Shares of each Fund.
NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund- level on income and gains from investments that are timely distributed to shareholders. However, a Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. As of September 30, 2020, there were no reclassifications as a result of permanent book-to-tax differences.
There were no distributions paid by the Funds during the period ended September 30, 2020.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
The accumulated undistributed earnings on a tax basis as of September 30, 2020 were as follows:
	Accumulated Undistributed Earnings
	Undistributed Ordinary Income	Undistributed Capital Gains	Total
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$56,334	$96,385	$152,719
AllianzIM U.S. Large Cap Buffer20 Apr ETF	31,260	58,899	90,159
AllianzIM U.S. Large Cap Buffer10 Jul ETF	48,145	80,968	129,113
AllianzIM U.S. Large Cap Buffer20 Jul ETF	30,959	56,644	87,603
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	—
The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of September 30, 2020 were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$3,637,155	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	3,743,073	—	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	3,612,848	—	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	4,371,508	—	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	27,988,819	—	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	27,988,710	—	—	—
The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of September 30, 2020, the Funds' capital loss carryforwards were as follows:
Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$—	$—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	835	1,253
AllianzIM U.S. Large Cap Buffer20 Oct ETF	835	1,253
NOTE 7 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.
NOTE 8 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
FLEX Options Risk
The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.
The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of Funds’ Shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to its NAV.
Buffered Loss Risk
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
Capped Upside Return Risk
The Funds’ strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the S&P 500 Price Index experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased, the investor may have little or no opportunity for investment gain on their Shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Funds investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. Therefore, there is a risk that the Funds will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Funds do not qualify as RICs for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Funds to accurately assign a daily value.
Liquidity Risk
In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Cash Transactions Risk
The Funds may issue and redeem creation units of their Shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
September 30, 2020(continued)
Non-Diversification
The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Premium/Discount Risk
The Adviser cannot predict whether Shares will trade on the Exchange below, at or above their NAV because the Shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
Active Markets Risk
There can be no assurance that an active trading market for the Shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds.
NOTE 9 – CORONAVIRUS (COVID-19) PANDEMIC
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 10 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

AIM ETF PRODUCTS TRUST
Disclosure of Fund Expenses
September 30, 2020 (unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from commencement of operations* until September 30, 2020.
Actual Expenses
The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading “Hypothetical Expenses Paid During the Six-Month Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund*	Beginning Account Value 4/01/2020**	Actual Ending Value 9/30/2020	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 9/30/2020	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,047.80	$2.59(b)	$1,021.30	$3.74	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,027.80	$2.56(b)	$1,021.30	$3.74	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,046.80	$1.90(c)	$1,021.30	$3.74	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,027.20	$1.89(c)	$1.021.30	$3.74	0.74%
*
The AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF commenced operations on September 30, 2020. There were no expenses accrued for those Funds for the one day period ended September 30, 2020. Accordingly, no information is presented for the Funds in the table above.

**
The AllianzIM U.S. Large Cap Buffer10 Apr ETF and the AllianzIM U.S. Large Cap Buffer20 Apr ETF commenced operations on May 28, 2020 and the AllianzIM U.S. Large Cap Buffer10 Jul ETF and the AllianzIM U.S. Large Cap Buffer20 Jul ETF commenced operations on June 30, 2020.

(a)
Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2020, and divided by the 366 days in the Fund’s fiscal year ended September 30, 2020.

(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (125 days) in the most recent fiscal half-year since commencement of operations, then divided by 366 (to reflect the actual year period).

(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (92 days) in the most recent fiscal half-year since commencement of operations, then divided by 366 (to reflect the actual year period).

AIM ETF PRODUCTS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
AIM ETF Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AIM ETF Products Trust comprising AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, and AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “Funds”) as of September 30, 2020, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of Operations and Changes in Net Assets and the Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF	For the period from May 28, 2020 (commencement of operations) through September 30, 2020

AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF	For the period from June 30, 2020 (commencement of operations) through September 30, 2020

AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF	For the one day ended September 30, 2020 (commencement of operations)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 20, 2020

AIM ETF PRODUCTS TRUST
Other Information
Proxy Voting Information
Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2020 is available without charge and upon request by calling 1-877-429-3837, at AllianzIM.com or on the SEC’s website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser's proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.
Quarterly Portfolio Holdings Information
The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available without charge and upon request by calling 1-877-429-3837 or on the SEC’s website at http://www.sec.gov.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held February 19, 2020, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Apr ETF, the AllianzIM U.S. Large Cap Buffer20 Apr ETF, the AllianzIM U.S. Large Cap Buffer10 Jul ETF, and the AllianzIM U.S. Large Cap Buffer20 Jul ETF (each, a “Fund”), for an initial two-year term.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing the Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third party database, comparing the proposed advisory fee and projected expense ratio of the Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for the Fund.
Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to the Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of the Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to mutual funds and other accounts and the services to be provided to the Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Manager based on its experience, personnel, operations and resources.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)(continued)
(b)
The cost of services to be provided to the Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that the Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with the Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of the Trust. The Board noted that, because the Fund had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board expected to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of the Fund and the Manager. The Board noted that there was no prior performance of the Fund to consider, but the Board took into account the Manager’s experience managing mutual funds and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of the Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)(continued)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 16, 2020, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Oct ETF and the AllianzIM U.S. Large Cap Buffer20 Oct ETF (each, a “Fund”), for an initial two-year term.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing the Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third party database, comparing the proposed advisory fee and projected expense ratio of the Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for the Fund.
Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to the Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of the Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to mutual funds and other accounts and the services to be provided to the Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services to be provided to the Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that the Fund’s advisory fee and net

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)(continued)
expense ratio were lower than the advisory fees and net expense ratios of all funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with the Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of the Trust. The Board noted that, because the Fund had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board expected to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of the Fund and the Manager. The Board noted that there was no prior performance of the Fund to consider, but the Board took into account the Manager’s experience managing mutual funds and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of the Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

AIM ETF PRODUCTS TRUST
Trustees and Officers of the Trust (unaudited)
There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are shown below. Additional information about the Trustees can be found in the Trust’s Statement of Additional Information.
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years
INDEPENDENT TRUSTEES(1)
Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Chairman, Emrys Analytics and subsidiaries, July 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., February 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	38	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance.
Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since February 2020	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	38	None
Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Chief Operations Officer, Hartford Funds, March 2012 to December 2013	38	Diamond Hill Funds (12 funds)
Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to October 2019	38	Connecticut Water Service, Inc.
Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to April 2019	38	Esoterica Thematic Trust (1 fund)
Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, CEO, Health eSense Inc., 2015 to 2018, and Connecticut Innovations, Inc., 2012 to 2015	38	None
Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, senior executive for Lifetouch National School Studios, 2006 to 2014, Jostens, 2001 to 2006, and Fortis Financial Group, 1997 to 2001	38	None
INTERESTED TRUSTEE(3)
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee and President	Since December 2019	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life Insurance Company of North America, 2011 to present	38	None
(1)	Member of the Audit Committee.
(2)	Indefinite.
(3)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz.

AIM ETF PRODUCTS TRUST
Trustees and Officers of the Trust (unaudited)(continued)
The officers of the Trust not named above are:
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since December 2019	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.
Monique Labbe (1973) 10 High Street #302 Boston, MA 02110	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since February 2020	Senior Director, Foreside Fund Officer Services, LLC, September 2014 to present(3)
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(1) and Anti-Money Laundering Compliance Officer	Since February 2020	Chief Compliance Officer of the AIM Complex, 2014 to present
Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Vice President, Allianz Investment Management LLC, May 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, February 2015 to May 2020
Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Thomas Paustian (1979) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Hedge Portfolio Manager and Senior Vice President, Allianz Investment Management LLC, June 2020 to present; previously, Hedge Portfolio Manager and Vice President, 2014 to May 2020
Blair Johnston (1978) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Senior Vice President, Allianz Investment Management LLC, October 2016 to present; previously, Vice President, October 2012 to October 2016
(1)
The Adviser and the Trust are parties to a Compliance Services Agreement under which the Adviser provides an employee of the Adviser or one of its affiliates to act as the Trust’s Chief Compliance Officer.

(2)	Indefinite.
(3)	Ms. Labbe serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

AIM ETF PRODUCTS TRUST
Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 2.	Code of Ethics.
As of the period ended September 30, 2020 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.
Item 3.	Audit Committee Financial Expert.
The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.
Item 4.	Principal Accountant Fees and Services.
The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended September 30, 2020, the Funds first year of operations.
(a)	Audit Fees
The aggregate fees billed for the fiscal year ended September 30, 2020 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $58,000.
(b)	Audit Related Fees
The aggregate fees billed for the fiscal year ended September 30, 2020 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0.
(c)	Tax Fees
The aggregate fees billed for the fiscal year ended September 30, 2020 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $16,000. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)	All Other Fees
The aggregate fees billed for the fiscal year ended September 30, 2020 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.
The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.
(e)(1)
Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0.

(h)
The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.
Not Applicable
Item 6.	Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11.	Controls and Procedures.
(a)
The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13.	Exhibits.
(a)(1)
Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: November 30, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: November 30, 2020

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: November 30, 2020